June 7, 2019

DBX ETF TRUST

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Indxx Advanced Life Sciences & Smart Healthcare ETF (ELXR)

Xtrackers Indxx New Energy & Environment ETF (JOLT)

Xtrackers Indxx Space & Exploration ETF (GLXY)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers S&P 500 ESG ETF (SPYE)

(the “Funds”)

Supplement to the Currently Effective Statutory Prospectuses of the Funds

The following information updates disclosure under the “Management – Portfolio Managers” and “Fund Details – Management – Portfolio Managers” sections of each Fund’s Statutory Prospectus:

Effective immediately, the following list of portfolio managers updates references currently contained in the Funds’ disclosure.

-	Bryan Richards (on leave until on or about September 3, 2019), Patrick Dwyer, Shlomo Bassous, Charlotte Cipolletti

This information updates the composition of the portfolio management team for the Funds and all other information regarding these individuals remains the same.

Please retain this supplement for future reference.